Voyage revenues	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Voyage revenues

18.       Voyage revenues:

The following table shows the voyage revenues earned from time charters, voyage charters and pool agreements for the years ended December 31, 2018, 2019 and 2020, as presented in the consolidated statements of operation:

	Years ended December 31,
	2018	2019	2020

Time charters	$397,499	$373,927	$309,503
Voyage charters	253,812	437,779	385,482
Pool revenues	250	9,659	(1,744)
	$651,561	$821,365	$693,241

As of December 31, 2020, trade accounts receivable, net decreased by $20,322 (excluding the provision for doubtful debt), and deferred revenue increased by $4,301 compared to December 31, 2019. These changes were mainly attributable to the timing of collections.

Further, as of December 31, 2020, deferred assets related to revenue contracts (included within “Other current assets”) decreased by $672 compared to December 31, 2019, from $2,859 to $2,187. This change was mainly attributable to the timing of commencement of revenue recognition. Under ASC 606, unearned voyage charter revenue represents the consideration received for undelivered performance obligations. The Company recorded $7,374 as unearned revenue related to voyages in progress as of December 31, 2019, which were recognized in earnings during the year ended December 31, 2020 as the performance obligations were satisfied in that period. In addition, the Company recorded $11,675 as unearned revenue related to voyages in progress as of December 31, 2020, which was recognized in earnings during the year ended December 31, 2021 as the performance obligations were satisfied in that period.

The adjustment to Company’s revenues from the vessels operating in the CCL Pool (Note 3), deriving from the allocated pool result for those vessels as determined in accordance with the agreed-upon formula, for the years ended December 31, 2018, 2019 and 2020 was $1,126, $9,524 and ($3,695), respectively, and is included within “Pool Revenues” in the table above, while the corresponding adjustment to Company’s revenues from the Short Pool for the year ended December 31, 2020 was $1,923 and is included within “Pool Revenues” in the table above.

As discussed in Note 1, during 2018, 2019 and 2020 the Company chartered-in a number of third-party vessels, under short to medium-term leases (i.e., not exceeding 12 months, including optional extension periods), to increase its operating capacity in order to satisfy its clients’ needs. Revenues generated from those charter-in vessels during the years ended December 31, 2018, 2019 and 2020 amounted to $127,618, $185,311 and $36,234, respectively and are included in Voyage revenues in the consolidated statements of operations, out of which $18,661, $15,253 and $243, respectively, constitute sublease income deriving from time charter agreements.